Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Non Current Liabilities [Abstract]
Other non-current liabilities
31.	Other non-current liabilities

Other non-current liabilities consist of the following at December 31 (in thousands):

	2018	2019
Equity-settled awards liability	$-	$12,139
Cash-settled awards liability	15,342	3,120
Employee severance liability	-	1,048
Other	-	148
Total non-current liabilities	$15,342	$16,455

The employee severance liability arises from a legally required severance protection program for the employees of our Italian subsidiaries at the time of their departure from the Group.

The Group has four equity settled share option plans (section a) and a cash settled share option plan (section b).

a. Equity settled

During the year ended December 31, 2019, the Group had four equity settled share based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	17,051,417
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Movements on the share options were as follows:

	2017	2018	2019
	Number of options	Number of options	Number of options
Options at beginning of year	17,522,365	32,307,010	44,218,814
Options granted	15,666,155	18,209,410	13,585,502
Options exercised	(198,525)	(3,032,571)	(7,503,814)
Options forfeited	(682,985)	(3,265,035)	(10,716,644)
Options at end of year	32,307,010	44,218,814	39,583,858
Options exercisable at end of year	12,551,425	16,830,409	10,360,642

Weighted average exercise prices were as follows:

	2017	2018	2019
Options at beginning of year	$2.01	$4.43	$6.15
Options granted	$7.10	$9.84	$8.94
Options forfeited	$6.71	$7.31	$5.70
Options exercised	$0.08	$2.38	$1.25
Options at end of year	$4.43	$6.15	$8.23
Options exercisable at year end	$1.59	$2.33	$6.40
Weighted average remaining contracted life of options outstanding at year end	8.00 years	9.54 years	9.79 years

	2017	2018	2019
	Number of options	Number of options	Number of options
Exercise price of options outstanding at year end
$0.00 to $0.08	5,868,735	4,416,525	8,545,400
$0.09 to $0.56	5,581,825	2,126,540	27,340
$0.57 to $3.52	6,302,505	4,595,104	629,730
$3.53 to $5.73	8,589,445	6,257,690	3,225,120
$5.74 to $7.39	5,964,500	7,890,495	5,873,001
$7.40 to $20.00	-	18,932,460	17,402,097
$20.01 to $27.09	-	-	3,881,170
	32,307,010	44,218,814	39,583,858
Weighted average fair value of options granted in year	$2.41	$4.17	$15.54

Weighted average share price at the date of exercise for options exercised during the year ended December 31, 2019 was $22.62 (2018: $20.00).

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2017	2018	2019
Black Scholes model
Weighted average share price	$9.87	$11.83	$21.73
Weighted average exercise price	$7.10	$9.84	$8.94
Average expected volatility	20%	23%	36%
Expected life	4 years	4 years	4 years
Risk free rate	1.85%	2.75%	2.15%
Expected dividends	$nil	$nil	$nil

Expected volatility was determined with reference to historical volatility of publicly traded peer companies.

The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

The Group recognized total expenses of $150,333,000, $34,668,000, and $16,667,000 related to equity-settled share based payment transactions in 2019, 2018 and 2017 respectively. In 2019, as part of the New Guard’s acquisition, we recorded a $12,139,000 liability for equity settled awards.

b. Cash settled

Since 2016 the Group issues to certain employees share appreciation rights (“SAR”s) that require the Group to pay the intrinsic value of the SAR to the employee at the date of exercise. The Group has recorded liabilities of $3,120,000 in 2019 ($15,342,000 in 2018) through the grant of 137,000 SARs (2018: 769,000 SARs).

The fair value of the SARs is determined by using the Black Scholes model using the same assumptions noted in the above table for the Group’s equity-settled share based payments. The fair value of the liability is then reassessed at each reporting date. Included in the 2019 expense of $10,675,000 (2018: $10,355,000, 2017: $3,807,000), is a revaluation loss of $2,161,000 (2018: gain of $6,079,000). The total intrinsic value at December 31, 2019 was $3,361,000 (2018: $19,425,000) of which $2,443,000 is fully vested (2018: $8,722,000).